Leases - Disclosure of short-term and long-term portion of lease receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term and Long-term of lease receivables [Table]
Short-term Portion of Lease Receivable	$ 450	$ 415
Long-term Portion of Lease Receivable	835	$ 1,285
Total Lease Receivable	$ 1,285